Significant accounting policies - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2017
Franco-Nevada U.S. Corporation
Subsidiaries
Economic Interests	100.00%
Franco-Nevada GLW Holdings Corp.
Subsidiaries
Economic Interests	100.00%
Franco-Nevada Mexico Corporation, S.A. de C.V.
Subsidiaries
Economic Interests	100.00%
Franco-Nevada Canada Holdings Corp
Subsidiaries
Economic Interests	100.00%
Franco-Nevada (Barbados) Corporation
Subsidiaries
Economic Interests	100.00%
Franco-Nevada Australia Pty Ltd
Subsidiaries
Economic Interests	100.00%
Franco-Nevada LRC Holdings Corp
Subsidiaries
Economic Interests	100.00%
Franco-Nevada Alberta Holdings ULC
Subsidiaries
Economic Interests	100.00%
Franco-Nevada U.S. Holding Corp
Subsidiaries
Economic Interests	100.00%
Franco-Nevada Delaware LLC
Subsidiaries
Economic Interests	100.00%
Franco-Nevada Texas LP
Subsidiaries
Economic Interests	100.00%
Minera Global Copper Chile S.A.
Subsidiaries
Economic Interests	100.00%
Franco-Nevada Alberta Corporation
Subsidiaries
Economic Interests	100.00%
FN Subco Inc.
Subsidiaries
Economic Interests	100.00%
Franco-Nevada Idaho Corporation
Subsidiaries
Economic Interests	100.00%
FN Holdings ULC
Subsidiaries
Economic Interests	100.00%